Restatement - Impact on the various instruments of the Kreos financing contract (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Nov. 19, 2021	Dec. 31, 2020
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	€ 28,863		€ 23,037
Day one loss	1,444,000
Convertible bonds to Kreos
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	1,647		0
Straight bonds
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	3,229		€ 0
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Day one loss	(1,390)	€ (1,444)
As filed | Convertible bonds to Kreos
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	2,215	2,198
As filed | Straight bonds
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	3,865	3,153
As filed | Conversion options
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	916	819
As filed | Warrants
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	788	708
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Day one loss	1,390	1,444
Restatments | Convertible bonds to Kreos
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	(568)	(566)
Restatments | Straight bonds
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	(540)	(538)
Restatments | Conversion options
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	(380)	(355)
Restatments | Warrants
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities		2
As restated | Convertible bonds to Kreos
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	1,647	1,632
As restated | Straight bonds
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	3,325	2,615
As restated | Conversion options
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	536	464
As restated | Warrants
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial liabilities	€ 788	€ 710